AUDITORS REMUNERATION (Tables)	12 Months Ended
Dec. 31, 2023
Analysis of income and expense [abstract]
Schedule of auditors remuneration	The following table presents the aggregate fees for professional services and other services rendered to AngloGold Ashanti by (i)
PricewaterhouseCoopers Inc. and  PricewaterhouseCoopers LLP in 2023 and (ii) Ernst & Young Inc. in 2022 and 2021.

Figures in millions	2023	2022	2021
	US Dollars
Audit fees (1)	8.10	6.45	5.87
Audit-related fees (2)	2.40	1.91	2.10
Tax fees (3)	0.10	0.22	0.03
All other fees (4)	0.10	0.02	0.01
Total	10.70	8.60	8.01
(1)The Audit fees consist of fees billed for the annual audit services engagement and other audit services, which are those services that only the external auditor reasonably can provide, and include the Company audit; statutory audits; attest services; and assistance with and review of documents filed with the SEC.
(2)Audit-related fees consist of fees billed for assurance and related services.
(3)Tax fees include fees billed for tax advice and tax compliance services.
(4)All other fees include non-audit services such as advisory fees for the court-sanctioned capital reduction of AngloGold Ashanti plc and subscription fees for
PwC’s digital platform on accounting and business insights.